GENERAL	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Check Point Software Technologies Ltd. (“Check Point Ltd.”), an Israeli corporation, and subsidiaries (collectively, the “Company” or “Check Point”), develop, market and support wide range of products and services for IT security, by offering an extensive portfolio of network and gateway security solutions, management solutions and data and endpoint security solutions.

The Company operates in one operating and reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and security subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”) and Managed Security Service Providers (“MSPs”).

b.	During 2017, 2016 and 2015, approximately 36%, 37% and 38% of the Company’s revenues were derived from two channel partners. Revenues derived from one channel partner were 18%, 19% and 20% and from the other channel partner were 18%, 18% and 18%, respectively. Trade receivable balances from these two channel partners aggregated to $ 189,236 and $ 200,479 as of December 31, 2017 and 2016, respectively.